Discontinued Operations (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Revenues from hotel operations and management		₪ 130,142	₪ 135,839
Revenues from sale of commercial centers	9,872	782,829	126,018
Total revenues	9,872	912,971	261,857
Gains and others
Rental income from commercial centers		31,997	66,417
Total revenues and gains	9,872	944,968	328,274
Expenses and losses:
Cost of commercial centers	25,172	805,523	159,806
Cost of hotel operations and management	185	105,678	115,367
General and administrative expenses	578	207	254
Financial expenses	32,600	62,033	86,975
Write down of trading properties (see Note 4b)	107,009	92,398	196,333
Other losses(income), net	4,419	9,651	(41,542)
Total expenses and losses	(169,963)	(1,075,590)	(517,193)
Loss from discontinued operations before income taxes	(160,091)	(130,622)	(188,919)
Income tax (income) expenses	(4,286)	4,164	2,906
Loss from discontinued operations	(155,805)	(134,786)	(191,825)
Gain from sale of hotels	2,512	(55,835)
Gain losing control over PC and EPI	99,670
Release of capital reserve as a result of the sale of hotels and losing control over PC and EPI	(596,454)	213,848
Total loss from discontinued operations	₪ (650,077)	₪ (292,799)	₪ (191,825)
Basic and diluted earnings per share	₪ (60.90)	₪ (25.32)	₪ (8.83)